Unaudited Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Share capital [Member]	Share premium [Member]	Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2023	$ 184	$ 206,251	$ (18)	$ (174,822)	$ 31,595
Loss for the period	0	0	0	(16,034)	(16,034)
Other comprehensive income (loss)	0	0	10	0	10
Total comprehensive income (loss)	0	0	10	(16,034)	(16,024)
Exercise of options and warrants	2	1,026	0	0	1,028
Share-based compensation	0	1,270	0	0	1,270
Balance at Jun. 30, 2024	186	208,547	(8)	(190,856)	17,869
Balance at Dec. 31, 2023	184	206,251	(18)	(174,822)	31,595
Loss for the period	0	0	0	(30,224)	(30,224)
Other comprehensive income (loss)	0	0	7	0	7
Total comprehensive income (loss)	0	0	7	(30,224)	(30,217)
Exercise of options and warrants	3	2,132	0	0	2,135
Issuance of ordinary shares, net of issuance expenses	28	24,474	0	0	24,502
Share-based compensation	0	3,138	0	0	3,138
Balance at Dec. 31, 2024	215	235,995	(11)	(205,046)	31,153
Balance at Mar. 31, 2024	185	207,575	(10)	(184,551)	23,199
Loss for the period	0	0	0	(6,305)	(6,305)
Other comprehensive income (loss)	0	0	2	0	2
Total comprehensive income (loss)	0	0	2	(6,305)	(6,303)
Exercise of options	1	214	0	0	215
Share-based compensation	0	758	0	0	758
Balance at Jun. 30, 2024	186	208,547	(8)	(190,856)	17,869
Balance at Dec. 31, 2024	215	235,995	(11)	(205,046)	31,153
Loss for the period	0	0	0	(14,044)	(14,044)
Other comprehensive income (loss)			(10)	0	(10)
Total comprehensive income (loss)	0	0	(10)	(14,044)	(14,054)
Exercise of options and warrants	1	1,313	0	0	1,314
Share-based compensation	0	1,706	0	0	1,706
Balance at Jun. 30, 2025	216	239,014	(21)	(219,090)	20,119
Balance at Mar. 31, 2025	215	236,839	(10)	(205,772)	31,272
Loss for the period	0	0	0	(13,318)	(13,318)
Other comprehensive income (loss)	0	0	(11)	0	(11)
Total comprehensive income (loss)	0	0	(11)	(13,318)	(13,329)
Exercise of options and warrants	1	1,313	0	0	1,314
Share-based compensation	0	862	0	0	862
Balance at Jun. 30, 2025	$ 216	$ 239,014	$ (21)	$ (219,090)	$ 20,119